Financial Instrument Risk Exposure and Risk Management - Disclosure Of Detailed Information About Financial Assets And Liabilities Denominated In Currencies Other Than The US Dollar (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial assets	$ 96,379	$ 47,374
Financial liabilities	75,519	35,973
Brazilian Reals [Member]
Disclosure of financial liabilities [line items]
Financial assets	73,236	28,653
Financial liabilities	61,896	28,986
Mexican Pesos [Member]
Disclosure of financial liabilities [line items]
Financial assets	9,889
Financial liabilities	5,952
Canadian Dollars [Member]
Disclosure of financial liabilities [line items]
Financial assets	13,254	18,721
Financial liabilities	$ 7,671	$ 6,987